Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 311,327	$ 36,926	$ 33,264
Short-term investments	32,888	33,152	109,518
Accounts receivable, net	7,082	3,914	1,088
Inventories	11,810	4,596	3,022
Prepaid expenses and other current assets	4,717	1,058	754
Total current assets	367,824	79,646	147,646
Restricted cash	33,311	743	151
Property and equipment, net	14,412	7,895	2,475
Operating lease right-of-use assets	8,498		451
Other assets	1,977	825	558
Total assets	426,022	88,366	151,130
Current liabilities:
Accounts payable	5,062	4,960	3,373
Accrued compensation and related benefits	10,850	6,956	3,837
Accrued expenses and other current liabilities	8,959	2,909	2,441
Accrued warranty liability	3,258	1,702	293
Deferred revenue, current	4,132	883	269
Operating lease liabilities, current	782		505
Term loan, current		7,500
Total current liabilities	33,043	24,910	10,213
Accrued interest, noncurrent	119	217	130
Deferred revenue, noncurrent	566	134	13
Operating lease liabilities, noncurrent	8,309	0	0
Redeemable convertible preferred stock warrant liability		4,285	8,085
Term loan, noncurrent	29,652	21,561	28,346
Finance lease liability			9
Total liabilities	71,689	51,107	46,796
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	42	1	1
Additional paid-in capital	816,306	357
Accumulated other comprehensive income	1	22	(60)
Accumulated deficit	(462,016)	(372,567)	(287,891)
Total stockholders' equity (deficit)	354,333	(372,187)	(287,950)
Redeemable convertible preferred stock		409,446	392,284
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 426,022	88,366	151,130
Previously Reported [Member]
Current assets:
Other assets		82
Redeemable Convertible Preferred Stock
Stockholders' equity (deficit):
Redeemable convertible preferred stock		$ 409,446	$ 392,284